Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	US$’000	US$’000
At cost:
Leasehold property	—	—
Office equipment	14	14
Computers	27	28
Furniture & fittings	14	14
Renovation	46	46
Motor vehicle	16	16
	117	118
	As of December 31,
	2024		2025
	US$’000		US$’000
Less: Accumulated depreciation
Leasehold property	—	*	—
Office equipment	14		14
Computers	27		27
Furniture & fittings	14		14
Renovation	46		46
Motor vehicle	16		16
	117		117
Property and equipment, net	**		1
*	On June 28, 2024, Delixy sold a property at 883 North Bridge Road #04-01, Southbank, Singapore 198785 (the “Property”) to Wisecome Oil Pte. Ltd. for a consideration of S$1,300,000 pursuant to a sale and purchase agreement dated June 28, 2024. The consideration for the disposal of the Property was based on the fair value of the Property as determined by an external, independent and qualified valuer undertaken on May 8, 2024.

**	— Denotes amount less than US$1,000.